                                                      Filed Pursuant to Rule 497
                                                      File No. 2-70831
                                                               811-3141
[LOGO]

                          RESERVE INSTITUTIONAL TRUST
                             OF MONEY-MARKET FUNDS

                                   PROSPECTUS
                                 JULY 31, 1999

     The RESERVE INSTITUTIONAL TRUST (the "Trust"), is a registered investment company, which offers four no-load money-market funds:

                           o PRIMARY INSTITUTIONAL FUND,
                           o U.S. GOVERNMENT INSTITUTIONAL FUND,
                           o U.S. TREASURY INSTITUTIONAL FUND, and
                           o INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
                             (each a "Fund", collectively "the Funds").

                               ------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Objectives & Principal Strategies.............................     2
Performance History......................................................     5
Fees & Expenses of the Funds.............................................     7
Management...............................................................     8
How to Buy Shares........................................................     9
Selling Fund Shares......................................................    10
Tax Consequences.........................................................    11
General Information......................................................    12
Financial Highlights.....................................................    13

                  INVESTMENT OBJECTIVES & PRINCIPAL STRATEGIES

     The investment objective of the Primary, U.S. Government and U.S. Treasury Institutional Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Institutional Fund is to seek to have its interest income exempt from federal income taxes, as is consistent with preservation of capital and liquidity. However, achievement of the objectives cannot be assured.

     The Funds are designed for institutional investors as a convenient investment vehicle for short-term funds. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and are designed to reduce or eliminate for the investor the mechanical problems of direct investment in money-market instruments such as scheduling maturities, evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities and reinvesting.

     The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities, that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

PRIMARY INSTITUTIONAL FUND. The Primary Institutional Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations, non-rated instruments of comparable quality as determined by the Board of Trustees ("Trustees"), other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

     The Primary Institutional Fund will invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and commercial paper, which is rated at the time of investment, P-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P") or the equivalent if rated by another rating agency. The Primary Institutional Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Adviser, are of comparable quality to the U.S. banks which may be purchased by the Fund. The Primary Institutional Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

U.S. GOVERNMENT INSTITUTIONAL FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY INSTITUTIONAL FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

     The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND. The Interstate Tax-Exempt Institutional Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity. The Fund invests principally in short-term obligations issued by the states, territories and possessions of the United States and their political subdivisions, duly constituted authorities and corporations.

     The Interstate Tax-Exempt Institutional Fund's principal investment strategies include investing primarily in municipal money-market securities. The Fund invests principally in high-quality, tax-exempt obligations issued by states, counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations". The Fund intends to invest at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position.

     The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuers or, in some instances, the issuer itself. These securities may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

     The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Company Inc. ("RMCI"), the Adviser, determines them to be of comparable quality pursuant to guidelines established by the Trustees.

OTHER INVESTMENT STRATEGIES OF THE FUNDS. The Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trustees. The U.S. Government and U.S. Treasury Institutional Funds will further limit their investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States, and, in the case of the U.S. Treasury Institutional Fund, repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

     Although not a principal strategy, all the Funds are allowed to invest all, or substantially all, of their investable assets in other open-end management companies having the same investment objective and substantially similar policies and restrictions.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services when available.

     The investment objective and principal strategies are summarized here. For more information on the investment objective and strategies of all the Funds, please read the Statement of Additional Information ("SAI"). A Fund may have to adopt a temporary defensive position. In that event, the Fund might not be able to attain its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Additionally, each Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

     While each Fund has maintained a constant share price since inception, and will strive to do so, the following factors could reduce the Fund's income level and/or share price:

     o as to all Funds, interest rates could rise sharply, causing the value of the Funds' securities, and share price, to drop.

     o as to all Funds, repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities.

     o as to the Primary Institutional Fund, there are risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

     o as to the Primary Institutional Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, adverse political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

     o as to the Primary and Interstate Tax-Exempt Institutional Funds, investments in municipal obligations are subject to market volatility and can be significantly affected by adverse economic or political changes and the financial condition of the issuers of municipal securities. For example, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

     o as to the Primary and Interstate Tax-Exempt Institutional Funds, the value of municipal securities may be affected by uncertainties and changes in municipal market-related legislation or litigation.

     o as to the Interstate Tax-Exempt Institutional Fund, as to investments in industrial revenue development bonds and notes secured by letters of credit or guarantees of banks, there are risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

     o as to the Interstate Institutional Tax-Exempt Fund, interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT.

YEAR 2000. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900. Most of the services provided to the Trust depend on the smooth functioning of computer systems. The Trust could be adversely affected if the computer systems and service providers that interface with it are unable to process data from January 1, 2000 and after; however, steps are being taken to reasonably address this issue and to obtain assurance that comparable efforts are being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust. In addition, because the Year 2000 issue affects virtually all organizations, the extent of its impact cannot be predicted.

OTHER RISKS. These risks are discussed in more detail in the SAI. Most of the Funds' performance depends on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

     The Reserve Funds' emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money-market funds, who may invest in commercial paper. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments which entail higher levels of risk.

                              PERFORMANCE HISTORY

     The bar chart below shows the Funds' annual returns for the full calendar years since inception, together with the best and worst quarters. The tables assume reinvestment of dividends and distributions, if any. The annual returns are for Class B. The annual returns of the other classes (A, Treasurer's Trust, C and D) are substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses. The U.S. Treasury and Interstate Tax-Exempt Institutional Funds do not appear because a full calendar year does not exist. The accompanying "Average Annual Total Return as of December 31, 1998" table gives some indication of risk of an investment in the Funds. As with all mutual funds, the past is not a prediction of the future.

                      PRIMARY INSTITUTIONAL FUND--CLASS B

            ANNUAL TOTAL RETURNS AS OF DECEMBER 31,

                           [Bar Chart Appears Here]

                          1997             1998
                          ----             ----
                          5.02%            5.33%

        Best Quarter: 4th Q 1997 1.36%
        Worst Quarter: 4th Q 1998 0.13%
        Most Recent Calendar Quarter: 2nd Q 1999 4.55%

            AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

       1 YEAR                SINCE INCEPTION
---------------------  ---------------------------
         5.33%                    5.32%

                  U.S. GOVERNMENT INSTITUTIONAL FUND--CLASS B

            ANNUAL TOTAL RETURNS AS OF DECEMBER 31,

                           [Bar Chart Appears Here]

                          1998
                          ----
                          5.14%

            Best Quarter: 3rd Q 1998 1.31%
            Worst Quarter: 4th Q 1998 1.18%
            Most Recent Calendar Quarter: 2nd Q 1999 4.42%

            AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

       1 YEAR                SINCE INCEPTION
---------------------  ---------------------------
        5.14%                     5.15%

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                              1 YEAR    SINCE INCEPTION
                                                                              ------    ---------------
Primary Institutional Fund--Class A........................................    5.56%          5.57%
Primary Institutional Fund--Treasurer's Trust..............................    5.17%          5.18%
U.S. Government Institutional Fund--Class A................................    0.38%          4.72%
U.S. Government Institutional Fund--Treasurer's Trust......................    3.17%          4.84%
Interstate Tax-Exempt Institutional Fund--Class A..........................    0.53%          3.11%
Interstate Tax-Exempt Institutional Fund--Class B..........................    1.01%          2.48%
Interstate Tax-Exempt Institutional Fund--Treasurer's Trust................    1.96%          3.10%

     For the Funds' current yield, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                            FEES & EXPENSES OF THE FUNDS

     If you buy and hold shares of the Funds, you may pay certain fees and expenses which are described in the table below. There are no sales charges (loads) or exchange fees associated with an investment in the Funds. Annual fund operating expenses are paid out of the assets of each Fund, so their effect is included in each Fund's share price. Annual fund operating expenses, indicated in the table below, reflect expenses for the Funds' fiscal year ended May 31, 1999.

                         SHAREHOLDER FEES FOR ALL FUNDS
                 (Fees are paid directly from your investment)

Sales Load Imposed on Purchases.........................................   None
Sales Load Imposed on Reinvested Dividends..............................   None

     These are all no-load funds. There are no direct shareholder fees. Please read "Annual Fund Operating Expenses for all Funds" table below.

                  ANNUAL FUND OPERATING EXPENSES FOR ALL FUNDS
                 (Expenses that are deducted from Fund assets)

                                                                                  TREASURER'S
                                                            CLASS A    CLASS B     TRUST         CLASS C*    CLASS D*
                                                            -------    -------    -----------    --------    --------
Comprehensive Management Fee (a).........................     0.25%      0.25%        0.25%        0.25%       0.25%
Distribution (12b-1) Fees (b)............................     0.00       0.00         0.00         0.25        0.50
Other Operating Expenses**...............................     0.00       0.20         0.35         0.25        0.25
                                                             -----      -----        -----         ----        ----
Total Annual Fund Operating Expenses.....................     0.25%      0.45%        0.60%        0.75%       1.00%
                                                             -----      -----        -----         ----        ----
                                                             -----      -----        -----         ----        ----

------------------
  * With the exception of the Primary Institutional Fund-Class C, Class C and D were not opened as of May 31, 1999.

 ** "Other Operating Expenses" include shareholder services fees and are based on an estimated amount for the current fiscal year.

(a) The comprehensive management fee of 0.25% per annum of its average daily net assets which includes advisory and customary operating expenses, but does not include 12b-1 and shareholder service fees. However, the Funds may be charged for certain non-recurring extraordinary expenses and its allocated or direct share of certain other expenses. See "Management".

(b) The Funds have adopted a Rule 12b-1 plan which allows the Funds to pay distribution fees for the sale and distribution of its shares. The maximum level of distribution expenses is 0.20% for Class C and Class D. As these fees are paid out of each Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

     This example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                ONE YEAR    THREE YEARS    FIVE YEARS    TEN YEARS
                                                                --------    -----------    ----------    ---------
Class A......................................................     $ 26         $  80          $141         $ 318
Class B......................................................       46           144           252           567
Treasurer's Trust............................................       61           192           335           750
Class C......................................................       77           240           417           930
Class D......................................................      102           318           552          1225

PLEASE NOTE THAT THE ABOVE EXAMPLE IS AN ESTIMATE OF THE EXPENSES TO BE INCURRED BY SHAREHOLDERS OF THE FUNDS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE REFLECTED ABOVE. YOU WOULD PAY THE SAME IF YOU DID NOT REDEEM YOUR SHARES.

                                   MANAGEMENT

INVESTMENT ADVISER. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001 and its affiliates have provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Funds under an Investment Management Agreement (the "Agreement") with the Reserve Institutional Trust (the "Trust"). The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds. In addition to the Funds, RMCI provides investment management services to other mutual funds within the Reserve family of funds and, as of May 31, 1999, had approximately $5.6 billion under management.

     RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. For its services, RMCI receives a fee of 0.25% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 1999, the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Institutional Fund paid RMCI $471,714, $109,902, $18,824 and $41,856, respectively.

SHAREHOLDER SERVICE FEES. Under the plan, shareholders of Class B, Treasurer's Trust, C and D pay Firms a service fee at an annual rate up to 0.20%, 0.35%, 0.25% and 0.25%, respectively of the average daily NAV for which the Firm provides personal service, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. Class A shares do not participate in the Service Plan.

     It is expected that the holders of the Treasurer's Trust shares will be wrap fee accounts, trust accounts, omnibus accounts and other accounts of smaller investors which require sub-accounting and other such services which are unique to the Treasurer's Trust shares of each Fund. Payment for these services will be made by the Funds and charged against the average daily net assets attributable to the Treasurer's Trust shares, rather than being paid by the Adviser as part of its comprehensive fee.

                               HOW TO BUY SHARES

     Each Fund offers five classes of shares to investors, with each class subject to differing service fees and distribution fees, as follows:

                                               MAXIMUM         MAXIMUM         MAXIMUM
                                               ANNUAL           ANNUAL         TOTAL ANNUAL      MINIMUM
                                              SHAREHOLDER      DISTRIBUTION    OPERATING         INITIAL
                                              SERVICES FEE*    (12B-1) FEE*    EXPENSES**      INVESTMENT
                                              -------------    ------------    ------------    -----------
Class A....................................           0%              0%           0.25%       $10 million
Class B....................................        0.20%              0%           0.45%       $ 5 million
Treasurer's Trust..........................        0.35%              0%           0.60%              None
Class C....................................        0.25%           0.25%           0.75%       $ 1 million
Class D....................................        0.25%           0.50%           1.00%       $   250,000

------------------
 * As a percentage of average daily net assets.

** As a percentage of average net assets (exclusive of brokerage fees, extraordinary legal and accounting fees and expenses).

SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. Each Fund uses the amortized cost method of valuing its securities under Rule 2a-7 of the 1940 Act. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. NAV is not calculated on days the Exchange is closed and regional bank holidays. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

PURCHASE OF SHARES. The minimum initial investment in each Fund is $10 million for Class A, $5 million for Class B, $1 million for Class C, and $250,000 for Class D shares. The Treasurer's Trust shares of each Fund are not subject to any minimum initial investment amount. There is no minimum subsequent investment for any of the classes. The Funds reserve the right to waive the minimum investment requirement. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, as well as cash investments will not be accepted. For clients of certain broker-dealers and financial institutions ("Firms"), shares may be purchased directly through such Firms. However, purchases may be subject to the Firms' own minimums and purchase requirements. Purchase orders are not accepted on days the Exchange is closed for trading and regional bank holidays.

     Shares of the Funds may only be purchased by wire. Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

     Wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 2:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) of the amount to be transmitted and the account to be credited. Payment not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within one (1) business day of receipt of bank wire, but may take longer.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. (Treasurer's Trust and Class D shareholders only). If you have an account, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call The Reserve Funds at 800-637-1700 for an application.

INDIVIDUAL RETIREMENT ACCOUNTS. (Treasurer's Trust and Class D shareholders only). Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan with information regarding administration fees, investment minimums and other details is available from the Funds.

THIRD-PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

DISTRIBUTORS. The Funds' distributor is Resrv Partners, Inc. ("RESRV"), 1250 Broadway, New York, NY 10001-3701.

RESTRICTIONS. Certain other restrictions and conditions for buying shares apply to the Funds. Please see the SAI for more information.

                              SELLING FUND SHARES

     Investors may sell shares at any time. Shares will be sold at NAV determined after the redemption request is received by the Fund. Each Fund usually transmits payments the same day when requests are received before 12:00 noon (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request. The Funds strongly suggest (but does not require) that each written redemption be at least $100,000 and require that each telephone redemption be at least $100,000, except for redemptions which are intended to liquidate your account. A shareholder will be charged $100 for redemption checks for less than $100,000, except for Class D shareholders who will be charged $2.00 for redemption checks of less than $100. A shareholder will be charged $100 for wires of less than $100,000, except for Class D shareholders who will be charged $10 for wires less than $10,000. Shareholders of the Treasurer's Trust shares will not be charged any fees on redemptions by telephone or wire. The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

     (1) redemptions for more than $5,000; or

     (2) redemptions on accounts whose address has been changed within the past 30 days; or

     (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

     You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

     Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies. Notaries public cannot provide signature guarantees. For more information about redemption procedures, please read the SAI.

CHECKING, VISA AND ATM ACCESS. (Treasurer's Trust and Class D shareholders only). You may redeem shares of the Fund by using your Reserve checks and VISA check card. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; or, is written against accounts with insufficient or uncollected funds. Please do not postdate your checks or use them to close your account. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms and some Firms may establish their own minimum check amount. Shareholders may use their VISA card at ATM's to receive cash. Please see the SAI for more information, including charges, fees, etcetera.

EXCHANGE PRIVILEGE. Investors can exchange all or some of their shares offered for shares in other Reserve money-market and equity funds. Investors can request an exchange in writing or by telephone. The shares of the other funds are not offered by this Prospectus. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). Please see the SAI for more information.

OTHER REDEMPTION OPTIONS AND AUTOMATIC SERVICES. (Treasurer's Trust and Class D shareholders only). Certain other services and restrictions for selling shares automatically are offered by the Funds. Please see the SAI for more information about these services and restrictions.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

OTHER. The Funds also reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Further, each Fund reserves the right to:

     o refuse any purchase or exchange request,

     o change or discontinue its exchange privilege,

     o change its minimum investment amounts, and

     o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

                                TAX CONSEQUENCES

     The following discussion is intended as general information only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the applicability of state and local tax laws on Fund distributions. The applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive. For more information, please see the SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES. Each Fund declares dividends daily and automatically reinvests them in additional shares except for shareholders who elect in writing to receive cash dividends, in which case monthly or quarterly dividend checks are sent to the shareholder. There are no fees or sales charges on reinvestments.

     Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account). Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains. The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds. An exchange of a Fund's shares for the shares of another fund will be treated as a sale of The Fund's shares and any gain may be subject to federal income tax.

     The U.S. Treasury Institutional Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt in most states from state and local personal income taxes, except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Institutional Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Institutional Fund.

     As to the Interstate Tax-Exempt Institutional Fund, dividends derived from the interest earned on municipal obligations and designated by the Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.

BACKUP WITHHOLDING. Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulgated by the IRS a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien account holders.

                              GENERAL INFORMATION

SMALL BALANCES. Because of the expense of maintaining accounts with small balances (less than $1,000 for Class D and less than $100,000 for Class A, Class B and Class C), the Funds may choose to, without notice, to either levy a monthly charge (currently $5 for Class D and $100 for Class A, B and C) or reduce the account and remit the proceeds. Some Firms may establish variations of minimum balances and monthly charges if those variations are approved by the Funds.

RESERVE EASY ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options, which include yields, account balances, check reorders and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

SPECIAL SHAREHOLDER SERVICES. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.

ACCOUNT STATEMENTS.  Shareholders are advised to retain all account statements.

                              FINANCIAL HIGHLIGHTS

     This section provides further details about The Funds' recent financial history. "Total return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Funds' financial statements, is included in the Trust's Annual Report which is available upon request by calling 800-637-1700.

PRIMARY INSTITUTIONAL FUND

                               CLASS A                              CLASS B                           TREASURER'S TRUST
                       -------------------------    ----------------------------------------     ----------------------------
                       FISCAL YEAR                                                               FISCAL YEAR
                          ENDED     PERIOD ENDED        FISCAL YEARS ENDED      PERIOD ENDED        ENDED        PERIOD ENDED
                         MAY 31,      MAY 31,                MAY 31,              MAY 31,          MAY 31,         MAY 31,
                       -----------  ------------    --------------------------  ------------     ------------    ------------
                         1999        1998(A)           1999          1998        1997(B)            1999          1998(C)
                       -----------  ------------    ------------  ------------  ------------     ------------    ------------
Net asset value at
  beginning
  of period............   $1.0000     $ 1.0000        $ 1.0000      $ 1.0000      $ 1.0000         $ 1.0000        $ 1.0000
                         -------      --------        --------      --------      --------         --------        --------
Net investment income
  from investment
  operations...........     .0509        .0332           .0488         .0529         .0179            .0470           .0322
Less dividends from net
  investment income....    (.0509)      (.0332)         (.0488)       (.0529)       (.0179)          (.0470)         (.0322)
                          -------     --------        --------      --------      --------         --------        --------
Net asset value at end
  of period............   $1.0000     $ 1.0000        $ 1.0000      $ 1.0000      $ 1.0000         $ 1.0000        $ 1.0000
                          -------     --------        --------      --------      --------         --------        --------
                          -------     --------        --------      --------      --------         --------        --------

Total Return...........      5.09%        5.49%(d)        4.88%         5.29%         4.95%(d)         4.70%           5.13%(d)

RATIOS/SUPPLEMENTAL
  DATA
Net assets end of
  period (millions)....   $  75.8     $    4.4        $    4.2      $   10.4      $    2.0         $  154.1        $  171.7
Ratio of expenses to
  average net assets...       .25%         .25%(d)         .45%          .45%          .50%(d)(e)        .60%           .60%(d)
Ratio of net investment
  income to average net
  assets...............      4.79%        5.35%(d)        4.79%         5.16%         4.81%(d)(e)       4.59%          5.00%(d)


                           CLASS C
                         ------------

                         PERIOD ENDED
                           MAY 31,
                         ------------
                          1999(F)
                         ------------
Net asset value at
  beginning
  of period............    $ 1.0000
                           --------
Net investment income
  from investment
  operations...........       .0036
Less dividends from net
  investment income....      (.0036)
                           --------
Net asset value at end
  of period............    $ 1.0000
                           --------
                           --------
Total Return...........        4.11%(d)
RATIOS/SUPPLEMENTAL
  DATA
Net assets end of
  period (millions)....    $   58.4
Ratio of expenses to
  average net assets...         .75%(d)
Ratio of net investment
  income to average net
  assets...............        4.12%(d)

------------------
(a) From October 23, 1997 (Commencement of Operations) to May 31, 1998.
(b) From January 21, 1997 (Commencement of Operations) to May 31, 1997.
(c) From October 15, 1997 (Commencement of Operations) to May 31, 1998.
(d) Annualized.
(e) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .48% and 4.83%, respectively, for the period ended May 31, 1997.
(f) From April 30, 1999 (Commencement of Operations) to May 31, 1999.

U.S. GOVERNMENT INSTITUTIONAL FUND

                                                          CLASS A             CLASS B                TREASURER'S TRUST
                                                          --------    ------------------------    ------------------------
                                                           PERIOD        FISCAL        PERIOD        FISCAL        PERIOD
                                                           ENDED          YEAR          ENDED         YEAR          ENDED
                                                          MAY 31,     ENDED MAY 31,    MAY 31,    ENDED MAY 31,    MAY 31,
                                                          --------    -------------    -------    -------------    -------
                                                          1999(A)        1999          1998(B)       1999          1998(C)
                                                          --------    -------------    -------    -------------    -------
Net asset value at beginning of period.................   $ 1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                          --------       -------       -------       -------       -------
Net investment income from investment operations.......      .0228         .0471         .0364         .0455         .0036
Less dividends from net investment income..............     (.0228)       (.0471)       (.0364)       (.0455)       (.0036)
                                                          --------       -------       -------       -------       -------
Net asset value at end of period.......................   $ 1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                          --------       -------       -------       -------       -------
                                                          --------       -------       -------       -------       -------
Total Return...........................................       4.60%(d)       4.71%        5.13%(d)       4.55%        4.85%(d)

RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)....................   $   36.5       $   6.4       $   5.8       $   4.9       $   3.3
Ratio of expenses to average net assets................        .25%(d)        .45%         .45%(d)        .60%         .60%(d)
Ratio of net investment income to average net assets...       4.55%(d)       4.70%        5.00%(d)       4.42%        4.73%(d)

------------------
(a) From December 2, 1998 (Commencement of Operations) to May 31, 1999.
(b) From September 15, 1997 (Commencement of Operations) to May 31, 1998.
(c) From May 5, 1998 (Commencement of Operations) to May 31, 1998.
(d) Annualized.

U.S. TREASURY INSTITUTIONAL FUND--TREASURER'S TRUST

                                                                                                     FISCAL YEAR
                                                                                                     ENDED MAY 31,
                                                                                                      1999(A)
                                                                                                     -------------

Net asset value at beginning of period............................................................      $1.0000
                                                                                                        -------
Net investment income from investment operations..................................................        .0245
Less dividends from net investment income.........................................................       (.0245)
                                                                                                        -------
Net asset value at end of period..................................................................      $1.0000
                                                                                                        -------
                                                                                                        -------
Total Return......................................................................................         4.03%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)...............................................................      $  15.7
Ratio of expenses to average net assets...........................................................          .60%(b)(c)
Ratio of net investment income to average net assets..............................................         3.66%(b)(c)

------------------
(a) From October 21, 1998 (Commencement of Operations) to May 31, 1999.
(b) Annualized.
(c) During this period ended May 31, 1999, RMCI voluntarily waived a portion of its fee. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .24% and 4.02%, respectively.

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                                                      CLASS A      CLASS B         TREASURER'S TRUST
                                                                      -------      -------      ------------------------
                                                                      PERIOD       PERIOD       FISCAL YEAR      PERIOD
                                                                       ENDED        ENDED          ENDED          ENDED
                                                                      MAY 31,      MAY 31,        MAY 31,        MAY 31,
                                                                      -------      -------      -----------      -------
                                                                      1999(A)      1999(D)        1999           1998(B)
                                                                      -------      -------      -----------      -------
Net asset value at beginning of period.............................   $1.0000      $1.0000        $1.0000        $1.0000
                                                                      -------      -------        -------        -------
Net investment income from investment operations...................     .0175        .0101          .0284          .0018
                                                                                   -------
                                                                                   -------
Less dividends from net investment income..........................    (.0175)      (.0101)        (.0284)        (.0018)
                                                                      -------      -------        -------        -------
Net asset value at end of period...................................   $1.0000      $1.0000        $1.0000        $1.0000
                                                                      -------      -------        -------        -------
                                                                      -------      -------        -------        -------
Total Return.......................................................      3.06%(c)     3.12%(c)       2.84%          3.39%(c)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)................................   $  11.2           --        $  23.7        $  14.0
Ratio of expenses to average net assets............................       .25%(c)      .45%(c)        .60%           .60%(c)
Ratio of net investment income to average net assets...............      3.13%(c)     3.04%(c)       2.79%          3.33%(c)

------------------
(a) From November 3, 1998 (Commencement of Operations) to May 31, 1999.
(b) From May 13, 1998 (Commencement of Operations) to May 31, 1998.
(c) Annualized.
(d) From August 4, 1998 (Commencement of Operations) to December 31, 1998 (the final redemption of all outstanding shares.)

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing to the address below or calling The Reserve Funds at 800-637-1700. You can download the documents from the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (800-SEC-0330) or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009

 Investors are advised to read and retain this prospectus for future reference.

[LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 o www.reservefunds.com

Distributor -- Resrv Partners, Inc.
RIT-07/99

SEC File Number
Reserve Institutional Trust
811-3141

[LOGO]

PRIMARY INSTITUTIONAL FUND
U.S. GOVERNMENT INSTITUTIONAL FUND
U.S. TREASURY INSTITUTIONAL FUND
INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

PROSPECTUS
JULY 31, 1999

[LOGO]

                               TREASURER'S TRUST
             OF THE RESERVE INSTITUTIONAL TRUST MONEY-MARKET FUNDS

                                   PROSPECTUS
                                 JULY 31, 1999

     TREASURER'S TRUST is a class of shares of the Reserve Institutional Trust (the "Trust"), which is a registered investment company, offering four no-load money-market funds:

                             o PRIMARY INSTITUTIONAL FUND,

                             o U.S. GOVERNMENT INSTITUTIONAL FUND,

                             o U.S. TREASURY INSTITUTIONAL FUND, and

                             o INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
                             (each a "Fund", collectively "the Funds").

                               ------------------

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               ------------------

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
Investment Objectives & Principal Strategies.............................     2
Performance History......................................................     5
Fees & Expenses of the Funds.............................................     6
Management...............................................................     7
How to Buy Shares........................................................     7
Selling Fund Shares......................................................     9
Tax Consequences.........................................................    10
General Information......................................................    11
Financial Highlights.....................................................    12

                  INVESTMENT OBJECTIVES & PRINCIPAL STRATEGIES

     The investment objective of the Primary, U.S. Government and U.S. Treasury Institutional Funds is to seek as high a level of current income as is consistent with preservation of capital and liquidity. The investment objective of the Interstate Tax-Exempt Institutional Fund is to seek to have its interest income exempt from federal income taxes, as is consistent with preservation of capital and liquidity. However, achievement of the objectives cannot be assured.

     The Funds are designed for institutional investors as a convenient investment vehicle for short-term funds. The Funds seek to employ idle cash at yields competitive with yields of other comparable short-term investments, and are designed to reduce or eliminate for the investor the mechanical problems of direct investment in money-market instruments such as scheduling maturities, evaluating the credit of issuers, investing in round lots, safeguarding receipt and delivery of securities and reinvesting.

     The Funds seek to maintain a stable $1.00 share price. The portfolio managers monitor a range of economic and financial factors. Based on their analysis, the Funds are invested in a mix of U.S. dollar denominated money-market securities, that are intended to provide as high a yield as possible without violating the Fund's credit quality policies or jeopardizing the stability of its share price.

PRIMARY INSTITUTIONAL FUND. The Primary Institutional Fund seeks to attain its objective by investing in instruments issued by the U.S. government, its agencies and instrumentalities ("U.S. government securities"), deposit-type obligations, such as negotiable certificates of deposit and time deposits, bankers' acceptances and letters of credit of domestic and foreign banks, savings and loan associations and savings banks, high-quality domestic and foreign commercial paper as determined by nationally recognized statistical rating organizations, non-rated instruments of comparable quality as determined by the Board of Trustees, other short-term instruments of similar quality, and instruments fully collateralized by such obligations.

     The Primary Institutional Fund will invest in obligations of U.S. banking institutions that are insured by the Federal Deposit Insurance Corporation and commercial paper, which is rated at the time of investment, P-1 by Moody's Investors Service, Inc. ("Moody's"), A-1 by Standard & Poor's Corporation ("S&P") or the equivalent if rated by another rating agency. The Primary Institutional Fund may also invest in obligations of foreign branches of both U.S. banks and foreign banks (Eurodollars). Investment in foreign banks will be limited to those located in Australia, Canada, Western Europe and Japan and which, at the time of investment, have more than $25 billion (or the equivalent in other currencies) in total assets and which, in the opinion of the Fund's Adviser, are of comparable quality to the U.S. banks which may be purchased by the Fund. The Primary Institutional Fund may also invest in municipal obligations, the interest on which is not exempt from federal income taxation.

U.S. GOVERNMENT INSTITUTIONAL FUND. The U.S. Government Fund seeks to attain its objective by investing exclusively in securities backed by full faith and credit of the U.S. government, such as U.S. Treasury securities, obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities, and repurchase agreements supported by such investments.

U.S. TREASURY INSTITUTIONAL FUND. The U.S. Treasury Fund seeks to attain its objective by investing exclusively in securities backed by the full faith and credit of the U.S government which provide interest income exempt in most states from state and local personal income taxes. Typically, the Fund's assets will be invested in U.S. Treasury securities.

     The "full faith and credit" backing is considered the strongest backing offered by the U.S. government and to be the highest degree of safety with respect to the payment of principal and interest.

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND. The Interstate Tax-Exempt Institutional Fund's investment objective is to seek as high a level of short-term interest income exempt from federal income taxes as is consistent with preservation of capital and liquidity. The Fund invests principally in short-term obligations issued by the states, territories and possessions of the United States and their political subdivisions, duly constituted authorities and corporations.

     The Interstate Tax-Exempt Institutional Fund's principal investment strategies include investing primarily in municipal money-market securities. The Fund invests principally in high-quality, tax-exempt obligations issued by states, counties, municipalities, authorities or other political subdivisions. These securities are generally referred to as "municipal obligations". The Fund intends to invest at least 80% of the value of the Fund's net assets in municipal obligations which are exempt from federal income tax, unless it has adopted a temporary defensive position.

     The interest on securities generally known as municipal obligations is exempt from federal income tax in the opinion of either bond counsel for the issuers or, in some instances, the issuer itself. These securities may be issued to raise money for various public purposes such as constructing public facilities, while others are issued to obtain funding for privately operated facilities. General obligation bonds and notes are backed by the taxing power of the issuer. Revenue bonds and notes are backed by the revenues of a project or facility such as tolls from a toll road or, in some cases, from the proceeds of a special excise tax, but not by the general taxing power. Industrial development revenue bonds and notes are a specific type of revenue bond or note backed by the credit of a private issuer. Municipal obligations bear fixed, variable or floating rates of interest.

     The Fund will purchase tax-exempt securities which are rated MIG1 or MIG2 by Moody's, SP-1 or SP-2 by S&P or the equivalent. Municipal obligations which are not rated may also be purchased provided Reserve Management Company, Inc. ("RMCI"), the Adviser determines them to be of comparable quality pursuant to guidelines established by the Board of Trustees ("Trustees").

OTHER INVESTMENT STRATEGIES OF THE FUNDS. The Funds may invest in repurchase agreements ("repos") but will limit them to those banks and securities dealers who are deemed creditworthy pursuant to the guidelines adopted by the Trust's Board of Trustees ("Trustees"). The U.S. Government and U.S. Treasury Institutional Funds will further limit their investment in repos to those whose underlying obligations are backed by the full faith and credit of the United States and, in the case of the U.S. Treasury Institutional Fund, repos will not exceed 5% of its total assets except for temporary or emergency purposes. Securities subject to repos will be placed in a segregated account and will be monitored to ensure that the market value of the securities plus any accrued interest will at least equal the repurchase price.

     Although not a principal strategy, all of the Funds are allowed to invest all, or substantially all, of their investable assets in other open-end management companies having the same investment objective and substantially similar policies and restrictions.

     RMCI uses its reasonable business judgment in selecting investments in addition to considering the ratings of Moody's, S&P and other rating services when available.

     The investment objectives and principal strategies are summarized here. For more information on the investment objective and strategies of all the Funds, please read the Statement of Additional Information ("SAI"). A Fund may have to adopt a temporary defensive position. In that event, the Fund may not be able to attain its objective.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS. The Funds are money-market funds which are a specific type of fund that seeks to maintain a $1.00 price per share. An investment in a Fund is not insured or guaranteed by the U.S. government, Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a Fund. Additionally, each Fund's yield will vary as the short-term securities in its portfolio mature and the proceeds are reinvested in securities with different interest rates.

     While each Fund has maintained a constant share price since inception, and will strive to do so, the following factors could reduce the Fund's income level and/or share price:

     o as to all Funds, interest rates could rise sharply, causing the value of the Funds' securities, and share price, to drop.

     o as to all Funds, repos could involve risks in the event of a default of the repo counterparty, including possible delays, losses or restrictions upon a Fund's ability to dispose of the underlying securities.

     o as to the Primary Institutional Fund, there are risks generally associated with investing in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

     o as to the Primary Institutional Fund, Euro and Yankee dollar investments involve certain risks that are different from investments in domestic obligations of U.S. banks. These risks may include unfavorable political and economic developments, possible withholding taxes, seizure of foreign deposits, currency controls or other governmental restrictions which might affect payment of principal or interest. In addition, foreign banks are not regulated by U.S. banking authorities and are generally not bound by financial reporting standards comparable to U.S. banks. Further, political, regulatory, market or economic developments in foreign countries can affect entities located in those countries.

     o as to the Primary and Interstate Tax-Exempt Institutional Funds, investments in municipal obligations are subject to market volatility and can be significantly affected by adverse economic or political changes and the financial condition of the issuers of municipal securities. For example, a decline in the credit quality of an issuer or the provider of credit support or a maturity-shortening structure for a security can cause the price of a money-market security to decrease.

     o as to the Interstate Tax-Exempt Institutional Fund, the value of municipal securities may be affected by uncertainties and changes in municipal market-related legislation or litigation.

     o as to the Interstate Tax-Exempt Institutional Fund, as to investments in industrial revenue development bonds and notes secured by letters of credit or guarantees of banks, there are risks generally associated with concentrating investments in the banking industry, such as interest rate risk, credit risk and regulatory developments relating to the banking industry.

     o as to the Interstate Tax-Exempt Institutional Fund, interest received on certain otherwise tax-exempt securities ("private activity bonds") is subject to a federal Alternative Minimum Tax ("AMT"). It is the position of the SEC that in order for a fund to call itself "tax-free", not more than 20% of its net assets may be invested in municipal securities subject to the AMT or at least 80% of its income will be tax-exempt. Income received on such securities is classified as a "tax preference item," which could subject certain shareholders of the Fund to the AMT.

YEAR 2000. Many computer software systems in use today cannot distinguish the year 2000 from the year 1900. Most of the services provided to the Trust depend on the smooth functioning of computer systems. The Trust could be adversely affected if the computer systems and service providers that interface with it are unable to process data from January 1, 2000 and after; however, steps are being taken to reasonably address this issue and to obtain assurance that comparable efforts are being made by service providers. There can be no assurance that these steps will be sufficient to avoid any adverse impact to the Trust. In addition, because the Year 2000 issue affects virtually all organizations, the extent of its impact cannot be predicted.

OTHER RISKS. These risks are discussed in more detail in the SAI. Most of the Funds' performances depend on interest rates. When interest rates fall, the Funds' yields will typically fall as well.

     The Reserve Funds' emphasis on the high credit quality of its investments may mean that its yields are lower than those available from certain other money-market funds, either on a before or after-tax basis. Because of the low level of risk, over time, a money-market fund may produce lower returns than bond or stock investments which entail higher levels of risk.

                              PERFORMANCE HISTORY

     The bar chart below shows the Primary Institutional Fund's annual returns for the first calendar year since inception, together with the best and worst quarters. The tables assume reinvestment of dividends and distributions, if any. The bar chart shows the annual returns of Treasurer's Trust. The annual returns of the other classes (A, B, C and D) that are not offered in this Prospectus are substantially similar because the shares are invested in the same portfolio of securities and the annual returns would differ only to the extent the classes do not have the same expenses. The U.S. Government, U.S. Treasury and Interstate Tax-Exempt Institutional Funds do not appear in the bar chart because a full calendar year does not exist for Treasurer's Trust. The accompanying "Average Annual Total Return as of December 31, 1998" table gives some indication of risk of an investment in the Funds. As with all mutual funds, the past is not a prediction of the future.

                 PRIMARY INSTITUTIONAL FUND--TREASURER'S TRUST

                ANNUAL TOTAL RETURNS AS OF DECEMBER 31,

                           [Bar Chart Appears Here]

                                     1998
                                     ----
                                     5.17%

              Best Quarter: 3rd Q 1998 1.30%
              Worst Quarter: 4th Q 1998 0.12%
              Most Recent Calendar Quarter: 2nd Q 1999 4.39%

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                1 YEAR                               SINCE INCEPTION
---------------------------------------  ---------------------------------------
                 5.17%                                    5.18%

              AVERAGE ANNUAL TOTAL RETURNS AS OF DECEMBER 31, 1998

                                                                                                1       SINCE
                                                                                               YEAR    INCEPTION
                                                                                               ----    ---------
Primary Institutional Fund--Class A.........................................................   5.56%      5.57%
Primary Institutional Fund--Class B.........................................................   5.33%      5.32%
U.S. Government Institutional Fund--Class A.................................................   0.38%      4.72%
U.S. Government Institutional Fund--Class B.................................................   5.14%      5.15%
U.S. Government Institutional Fund--Treasurer's Trust.......................................   3.17%      4.84%
Interstate Tax-Exempt Institutional Fund--Class A...........................................   0.53%      3.11%
Interstate Tax-Exempt Institutional Fund--Class B...........................................   1.01%      2.48%
Interstate Tax-Exempt Institutional Fund--Treasurer's Trust.................................   1.96%      3.10%

     For the Funds' current yield, call toll-free (800) 637-1700 or visit our web site at www.reservefunds.com.

                          FEES & EXPENSES OF THE FUNDS

     If you buy and hold shares of the Funds, you may pay certain fees and expenses which are described in the table below. There are no sales charges (loads) or exchange fees associated with an investment in the Funds. Annual fund operating expenses are paid out of the assets of each Fund, so their effect is included in each Fund's share price. Annual fund operating expenses, indicated in the table below, reflect expenses for the Funds' fiscal year ended May 31, 1999.

                         SHAREHOLDER FEES FOR ALL FUNDS
                   (Fees paid directly from your investment)

Sales Load Imposed on Purchases.........................................   None
Sales Load Imposed on Reinvested Dividends..............................   None

     These are all no-load funds. There are no direct shareholder fees. Please read the "Annual Fund Operating Expenses for all Funds" table below.

    ANNUAL FUND OPERATING EXPENSES FOR TREASURER'S TRUST CLASS OF ALL FUNDS
                 (Expenses that are deducted from Fund assets)

                                                                 TREASURER'S TRUST
                                                                 -----------------
Comprehensive Management Fee(a)...............................          0.25%
Distribution (12b)-1 Fees.....................................          0.00
Other Operating Expenses*.....................................          0.35
                                                                       -----
Total Annual Fund Operating Expenses..........................          0.60%
                                                                       -----
                                                                       -----

------------------

(a) The comprehensive management fee of 0.25% per annum of its average daily net assets includes advisory and customary operating expenses, but does not include shareholder service fees. However, the Funds may be charged for certain non-recurring extraordinary expenses and its allocated or direct share of certain other expenses. See "Management".

* "Other Operating Expenses" include shareholder services fees and are based on an estimated amount for the current fiscal year.

     EXAMPLE: This example is intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The example should not be considered indicative of future investment returns and operating expenses which may be more or less than those shown. This example is based on the annual fund operating expenses described in the table.

     This example assumes that you invest $10,000 in a fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that each Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                         ONE YEAR          THREE YEARS          FIVE YEARS          TEN YEARS
                    ------------------  ------------------  ------------------  ------------------
   Treasurer's
  Trust...........         $61                 $192                $335                $750

PLEASE NOTE THAT THE ABOVE EXAMPLE IS AN ESTIMATE OF THE EXPENSES TO BE INCURRED BY SHAREHOLDERS OF THE FUNDS. ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE REFLECTED ABOVE. YOU WOULD PAY THE SAME IF YOU DID NOT REDEEM YOUR SHARES.

                                   MANAGEMENT

INVESTMENT ADVISER. Since November 15, 1971, Reserve Management Company, Inc. ("RMCI") 1250 Broadway, New York, NY 10001 and its affiliates have provided investment advice to The Reserve Funds. RMCI serves as the investment adviser to the Funds under an Investment Management Agreement (the "Agreement") with the Reserve Institutional Trust (the "Trust"). The Agreement provides that RMCI will furnish continuous investment advisory and management services to the Funds. In addition to the Funds, RMCI provides investment management services to other mutual funds within the Reserve family of funds and, as of May 31, 1999, had approximately $5.6 billion under management.

     RMCI manages the investment portfolios of the Funds, subject to policies adopted by the Trustees. For its services, RMCI receives a fee of 0.25% per year of the average daily net assets of each Fund. RMCI pays all employee and customary operating expenses of the Fund. Excluded from the definition of customary operating expenses are interest, taxes, brokerage fees, extraordinary legal and accounting fees and expenses, and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the fiscal year ended May 31, 1999, the Primary, U.S. Government, U.S. Treasury and Interstate Tax-Exempt Institutional Funds paid RMCI $471,714, $109,902, $18,824 and $41,856, respectively.

SHAREHOLDER SERVICES FEES. Under the plan, shareholders of Treasurer's Trust, pay Firms a service fee at an annual rate up to 0.35% of the average daily NAV, for which the Firm provides personal service, including maintaining shareholder accounts, responding to inquiries, providing information about investments and providing certain other services. Class A shares do not participate in the Service Plan.

     It is expected that the holders of the Treasurer's Trust shares will be wrap fee accounts, trust accounts, omnibus accounts and other accounts of smaller investors which require sub-accounting and other such services which are unique to the Treasurer's Trust shares of each Fund. Payment for these services will be made by the Funds and charged against the average daily net assets attributable to the Treasurer's Trust shares, rather than being paid by the Adviser as part of its comprehensive fee.

                               HOW TO BUY SHARES

SHARE PRICE: NET ASSET VALUE. Investors pay no sales charges to invest in the Funds. The price you pay for a share of a Fund, and the price you receive upon selling or redeeming a share of a Fund, is called the Fund's net asset value ("NAV") per share. The NAV is calculated by taking the total value of a Fund's assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. Each Fund uses the amortized cost method of valuing its securities under Rule 2a-7 of the 1940 Act. This is a standard calculation, and forms the basis for all transactions involving buying, selling, exchanging or reinvesting shares. The NAV is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the Exchange is open. NAV is not calculated on days the Exchange is closed and regional bank holidays. Your order will be priced at the next NAV calculated after your order is accepted (i.e., converted to federal funds) by the Funds.

PURCHASE OF SHARES. The Treasurer's Trust class of shares of each Fund are not subject to any minimum initial investment amount. There is no minimum subsequent investment. All investments must be in U.S. dollars. Third-party, foreign and travellers checks, as well as cash investments will not be accepted. For clients of certain broker-dealers and financial institutions ("Firms"), shares may be purchased directly through such Firms. However, purchases may be subject to the Firms' own minimums and purchase requirements. Purchase orders are not accepted on days the Exchange is closed for trading and regional bank holidays.

     Shares of the Funds may only be purchased by wire. Prior to calling your bank, call The Reserve Funds at 800-637-1700 for specific instructions or the Firm from which you received this Prospectus.

     Wires which do not correctly identify the account to be credited may be returned or delay the purchase of shares. Only federal funds wires and checks drawn on the Fund's bank are eligible for entry as of the business day received. For federal funds wires to be eligible for same-day order entry, the Funds must be notified before 2:00 PM (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) of the amount to be transmitted and the account to be credited. Payment not immediately convertible into federal funds will be entered as of the business day when covering federal funds are received or bank checks are converted into federal funds. This usually occurs within one (1) business day of receipt of the bank wire, but may take longer.

RESERVE AUTOMATIC ASSET-BUILDER PLAN. If you have an account, you may purchase shares of a Fund ($25 suggested minimum) from a checking, NOW, or bank money-market deposit account or from a U.S. government distribution ($25 suggested minimum) such as social security, federal salary, or certain veterans' benefits, or other payment from the federal government. You may also purchase shares automatically by arranging to have your payroll deposited directly into your Reserve account. Please call The Reserve Funds at 800-637-1700 for an application.

INDIVIDUAL RETIREMENT ACCOUNTS. Investors may use the Funds as an investment for Individual Retirement Accounts ("IRAs"). A master IRA plan with information regarding administration fees, investment minimums and other details is available from the Funds.

THIRD-PARTY INVESTMENTS. Investments made through a third party (rather than directly with Reserve) such as a financial services agent may be subject to policies and fees different than those described here. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. Investors should consult a representative of the plan or financial institution if in doubt.

DISTRIBUTORS. The Funds' distributor is Resrv Partners, Inc. ("RESRV"), 1250 Broadway, New York, NY 10001-3701.

RESTRICTIONS. Certain other restrictions and conditions for buying shares apply to the Funds. Please see the Trust's SAI for more information.

                              SELLING FUND SHARES

     Investors may sell shares at any time. Shares will be sold at NAV determined after the redemption request is received by the Fund. Each Fund usually transmits payments the same day when requests are received before 12:00 noon (Eastern time, 11:00 AM for the U.S. Treasury and Interstate Tax-Exempt Institutional Funds) and the next business day for requests received after the time specified to enable shareholders to receive additional dividends. Shares do not earn dividends on the day a redemption is effected, regardless of the time the order is received. Orders will be processed promptly and investors will generally receive the proceeds within a week after receiving your properly completed request. Shareholders of the Treasurer's Trust shares will not be charged any fees on redemptions by telephone or wire. If you use your VISA card at an ATM, the owner of the ATM may charge you a surcharge. The Funds assume no responsibility for delays in the receipt of wired or mailed funds.

WRITTEN AND TELEPHONE REQUESTS. Redemption instructions and options should be specified when your account is opened. Subsequent elections and changes in instructions must be in writing with the signature(s) guaranteed. Changes in registration or authorized signatories may require additional documentation. One way to redeem shares is to write a letter of instruction which states: the name(s) and signature(s) of all accountholders (signature(s) guaranteed, if necessary), account number, Fund name, the dollar amount you want to sell, and how and where to send the proceeds. If you are redeeming your IRA, please note the applicable withholding requirements.

     To reduce the risk of loss, certain situations require written instructions along with signature guarantees. These include:

     (1) redemptions for more than $5,000; or

     (2) redemptions on accounts whose address has been changed within the past 30 days; or

     (3) redemption requests to be sent to someone other than the account owner or the address of record for the past 30 days.

     You may redeem by calling the Funds at 800-637-1700. Unless you decline telephone privileges on your application and the Funds fail to take reasonable measures to verify the request, the Funds will not be liable for any unauthorized telephone redemption, or for any loss, cost or expense for acting upon an investor's telephone instructions. Telephone redemptions may be sent to the bank or brokerage account designated by the shareholder on the application or in a letter with signature guarantee. To change the designated brokerage or bank account it is necessary to contact the Firm through which shares of the Fund were purchased or, if purchased directly from the Funds, it is necessary to send a written request to the Funds with signature(s) guaranteed. The Fund reserves the right to refuse a telephone redemption if it believes it is advisable to do so.

     Signature guarantees are designed to protect both you and the Funds from fraud. Signature guarantees can be obtained from most banks, credit unions or savings associations, or from broker/dealers, national securities exchanges or clearing agencies. Notaries public cannot provide signature guarantees. For more information about redemption procedures, please read the SAI.

CHECKING, VISA AND ATM ACCESS. You may redeem shares of the Fund by using your Reserve checks and VISA check card. By completing the application or a signature card (for existing accounts) and certain other documentation, you can write checks in any amount against your account. A check will be returned (bounced) and a fee charged if you request a stop payment; the check is postdated; contains an irregularity in the signature, amount or otherwise; or, is written against accounts with insufficient or uncollected funds. Please do not postdate your checks or use them to close your account. Upon proper notice, the Funds may choose to impose a fee if it deems a shareholder's actions to be burdensome. Checking may not be available to clients of some Firms, and some Firms may establish their own minimum check amount. Shareholders may use their VISA card at ATM's to receive cash. Please see the Trust's SAI for more information including charges, fees, etcetera.

EXCHANGE PRIVILEGE. Investors can exchange all or some of their shares offered for shares in other Reserve money-market and equity funds. Investors can request an exchange in writing or by telephone. The shares of the other funds are not offered by this Prospectus. Be sure to read the current prospectus for any fund into which you are exchanging. Any new account established through an exchange will have the same privileges as an original account (as long as they are available). Please see the Trust's SAI for more information.

OTHER REDEMPTION OPTIONS AND AUTOMATIC SERVICES. Certain other services and restrictions for selling shares automatically are offered by the Funds. Please see the SAI for more information about these services and restrictions.

REDEMPTIONS THROUGH BROKERS AND FINANCIAL INSTITUTIONS. Redemptions through brokers and financial institutions may involve such Firms' own redemption minimums, services fees, and other redemption requirements.

OTHER. The Funds also reserve the right to make a "redemption in kind", (payment in portfolio securities rather than cash), without notice, if the amount the investor is redeeming is large enough to affect fund operations (for example, if it represents more than 1% of the Fund's assets). Each Fund reserves the right to:

     o refuse any purchase or exchange request,

     o change or discontinue its exchange privilege,

     o change its minimum investment amounts, and

     o delay sending out redemption proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions).

                                TAX CONSEQUENCES

     The following discussion is intended as general information only. Because everyone's tax situation is unique, you should consult your own tax advisor(s) with regard to the applicability of state and local tax laws on Fund Distributions. The applicable tax laws which affect the Funds and their shareholders are subject to change and may be retroactive. For more information, please see the Trust's SAI.

DIVIDENDS, DISTRIBUTIONS AND TAXES. Each Fund declares dividends daily and automatically reinvests them in additional shares except for shareholders who elect in writing to receive cash dividends, in which case monthly or quarterly dividend checks are sent to the shareholder. There are no fees or sales charges on reinvestments.

     Dividends and distributions are taxable to most shareholders as ordinary income (unless an investment is in an IRA or other tax-advantaged account). Distributions of long-term capital gains, if any, are taxable to shareholders as long-term capital gains. The tax status of any distribution is the same regardless of how long an investor has been in the fund and whether distributions are reinvested or taken in cash. The tax status of dividends and distributions will be detailed in annual tax statements from the Funds. An exchange of a Fund's shares for the shares of another fund will be treated as a sale of The Fund's shares and any gain may be subject to federal income tax.

     The U.S. Treasury Institutional Fund intends to invest only in U.S. Treasury securities and obligations of those agencies and instrumentalities of the U.S. government that provide interest income exempt in most states from state and local personal income taxes, except to the extent uninvested cash is invested in repurchase agreements. Some states have minimum investment requirements that must be met by the U.S. Treasury Institutional Fund. Distributions attributable to net capital gains, if any, are generally subject to state and local taxes. It is possible that a state or local taxing authority may in the future seek to tax an investor on a portion of the interest income of an obligation held by the U.S. Treasury Institutional Fund.

     As to the Interstate Tax-Exempt Institutional Fund, dividends derived from the interest earned on Municipal Obligations and designated by the Fund as "exempt-interest dividends" are not subject to federal income taxes. Any distributions of net short-term capital gains and taxable interest income, if any, are taxable as ordinary income. Any distributions of net realized long-term capital gains earned by the Fund are taxable to shareholders as long-term capital gains, regardless of the length of time the Fund's shares have been owned by the shareholder.

BACKUP WITHHOLDING. A Fund may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to certain shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder's U.S. federal income tax liability. However, special rules apply for certain accounts. For example, for an account established under the Uniform Gift to Minors Act, the TIN of the minor should be furnished. Shareholders should be aware that, under regulations promulaged by the IRS a Fund may be fined $50 annually for each account for which a certified TIN is not provided or is incorrect. In the event that such a fine is imposed with respect to an account in any year, a corresponding charge will be made against the account. The Funds will not accept purchase orders for accounts for which a correct and certified TIN is not provided or which is otherwise subject to backup withholding, except in the case of certain non-resident alien account holders.

                              GENERAL INFORMATION

SMALL BALANCES. Because of the expense of maintaining accounts with small balances (less than $1,000), the Funds, without notice may choose to either levy a monthly charge (currently $5) or redeem the account and remit the proceeds. Some Firms may establish variations of minimum balances and monthly charges if approved by the Funds.

RESERVE EASY ACCESS. Easy Access is The Reserve Funds' 24-hour toll-free telephone service that lets customers use a touch-tone phone for a variety of options, which include yields, account balances, check reorders and other options. To use it, call 800-637-1700 and follow the instructions. Clients may also access full account activity for the previous six months on the Internet at www.reservefunds.com.

INQUIRIES. Shareholders should direct their inquiries to the Firm from which they received this Prospectus or to The Reserve Funds.

SPECIAL SHAREHOLDER SERVICES. The Funds reserve the right to charge shareholder accounts for specific costs incurred in processing unusual transactions. Such transactions include, but are not limited to, stop payment requests, copies of Fund redemption or shareholder checks, copies of statements and special research services.

ACCOUNT STATEMENTS.  Shareholders are advised to retain all account statements.

                              FINANCIAL HIGHLIGHTS

     This section provides further details about the Funds' recent financial history. "Total Return" shows how much an investment in a series would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions, if any. These figures have been audited by PricewaterhouseCoopers LLP, the Trust's independent accountants, whose report, along with each Funds' financial statements, is included in the Trust's Annual Report, which is available upon request by calling 800-637-1700.

PRIMARY INSTITUTIONAL FUND

                               CLASS A                              CLASS B                           TREASURER'S TRUST
                       -------------------------    ----------------------------------------    ----------------------------
                       FISCAL YEAR                                                               FISCAL YEAR
                          ENDED     PERIOD ENDED        FISCAL YEARS ENDED      PERIOD ENDED        ENDED        PERIOD ENDED
                         MAY 31,      MAY 31,                MAY 31,              MAY 31,          MAY 31,         MAY 31,
                       -----------  ------------    --------------------------  ------------     ------------    ------------
                         1999        1998(A)           1999          1998        1997(B)            1999          1998(C)
                       -----------  ------------    ------------  ------------  ------------     ------------    ------------
Net asset value at
  beginning
  of period............   $1.0000     $ 1.0000        $ 1.0000      $ 1.0000      $ 1.0000         $ 1.0000        $ 1.0000
                         -------      --------        --------      --------      --------         --------        --------
Net investment income
  from investment
  operations...........     .0509        .0332           .0488         .0529         .0179            .0470           .0322
Less dividends from net
  investment income....    (.0509)      (.0332)         (.0488)       (.0529)       (.0179)          (.0470)         (.0322)
                         -------      --------        --------      --------      --------         --------        --------
Net asset value at end
  of period............   $1.0000     $ 1.0000        $ 1.0000      $ 1.0000      $ 1.0000         $ 1.0000        $ 1.0000
                         -------      --------        --------      --------      --------         --------        --------
                         -------      --------        --------      --------      --------         --------        --------

Total Return...........      5.09%        5.49%(d)        4.88%         5.29%         4.95%(d)         4.70%           5.13%(d)
RATIOS/SUPPLEMENTAL
  DATA
Net assets end of
  period (millions)....   $  75.8     $    4.4        $    4.2      $   10.4      $    2.0         $  154.1        $  171.7
Ratio of expenses to
  average net assets...       .25%         .25%(d)         .45%          .45%          .50%(d)(e)        .60%           .60%(d)
Ratio of net investment
  income to average net
  assets...............      4.79%        5.35%(d)        4.79%         5.16%         4.81%(d)(e)       4.59%          5.00%(d)


                           CLASS C
                         ------------

                         PERIOD ENDED
                           MAY 31,
                         ------------
                          1999(F)
                         ------------
Net asset value at
  beginning
  of period............    $ 1.0000
                           --------
Net investment income
  from investment
  operations...........       .0036
Less dividends from net
  investment income....      (.0036)
                           --------
Net asset value at end
  of period............    $ 1.0000
                           --------
                           --------
Total Return...........        4.11%(d)
RATIOS/SUPPLEMENTAL
  DATA
Net assets end of
  period (millions)....    $   58.4
Ratio of expenses to
  average net assets...         .75%(d)
Ratio of net investment
  income to average net
  assets...............        4.12%(d)

------------------
(a) From October 23, 1997 (Commencement of Operations) to May 31, 1998.
(b) From January 21, 1997 (Commencement of Operations) to May 31, 1997.
(c) From October 15, 1997 (Commencement of Operations) to May 31, 1998.
(d) Annualized.
(e) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .48% and 4.83%, respectively, for the period ended May 31, 1997.
(f) From April 30, 1999 (Commencement of Operations) to May 31, 1999.

U.S. GOVERNMENT INSTITUTIONAL FUND

                                                              CLASS A             CLASS B                TREASURER'S TRUST
                                                              --------    ------------------------    ------------------------
                                                               PERIOD        FISCAL        PERIOD        FISCAL        PERIOD
                                                               ENDED          YEAR          ENDED         YEAR          ENDED
                                                              MAY 31,     ENDED MAY 31,    MAY 31,    ENDED MAY 31,    MAY 31,
                                                              --------    -------------    -------    -------------    -------
                                                              1999(A)        1999          1998(B)       1999          1998(C)
                                                              --------    -------------    -------    -------------    -------
Net asset value at beginning of period.....................   $ 1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                              --------       -------       -------       -------       -------
Net investment income from investment operations...........      .0228         .0471         .0364         .0455         .0036
Less dividends from net investment income..................     (.0228)       (.0471)       (.0364)       (.0455)       (.0036)
                                                              --------       -------       -------       -------       -------
Net asset value at end of period...........................   $ 1.0000       $1.0000       $1.0000       $1.0000       $1.0000
                                                              --------       -------       -------       -------       -------
                                                              --------       -------       -------       -------       -------
Total Return...............................................       4.60%(d)       4.71%        5.13%(d)       4.55%        4.85%(d)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)........................   $   36.5       $   6.4       $   5.8       $   4.9       $   3.3
Ratio of expenses to average net assets....................        .25%(d)        .45%         .45%(d)        .60%         .60%(d)
Ratio of net investment income to average net assets.......       4.55%(d)       4.70%        5.00%(d)       4.42%        4.73%(d)

------------------
(a) From December 2, 1998 (Commencement of Operations) to May 31, 1999.
(b) From September 15, 1997 (Commencement of Operations) to May 31, 1998.
(c) From May 5, 1998 (Commencement of Operations) to May 31, 1998.
(d) Annualized.

U.S. TREASURY INSTITUTIONAL FUND--TREASURER'S TRUST

                                                                                                            FISCAL YEAR
                                                                                                            ENDED MAY 31,
                                                                                                             1999(A)
                                                                                                            -------------
Net asset value at beginning of period...................................................................      $1.0000
                                                                                                               -------
Net investment income from investment operations.........................................................        .0245
Less dividends from net investment income................................................................       (.0245)
                                                                                                               -------
Net asset value at end of period.........................................................................      $1.0000
                                                                                                               -------
                                                                                                               -------
Total Return.............................................................................................         4.03%(b)
RATIOS/SUPPLEMENTAL DATA
Net assets end of period (millions)......................................................................      $  15.7
Ratio of expenses to average net assets..................................................................          .60%(b)(c)
Ratio of net investment income to average net assets.....................................................         3.66%(b)(c)

------------------
(a) From October 21, 1998 (Commencement of Operations) to May 31, 1999.
(b) Annualized.
(c) During this period ended May 31, 1999, RMCI voluntarily waived a portion of its fee. Due to the voluntary waiver of certain expenses by RMCI, the net expense ratio and net investment income amounted to .24% and 4.02%, respectively.

INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND

                                                                 CLASS A         CLASS B               TREASURER'S TRUST
                                                               ------------    ------------      -----------------------------
                                                                  PERIOD          PERIOD         FISCAL YEAR         PERIOD
                                                                  ENDED           ENDED             ENDED            ENDED
                                                                 MAY 31,         MAY 31,          MAY 31,           MAY 31,
                                                               ------------    ------------      -----------      ------------
                                                                1999(A)         1999(D)            1999            1998(B)
                                                               ------------    ------------      -----------      ------------
Net asset value at beginning of period......................     $ 1.0000        $ 1.0000          $1.0000          $ 1.0000
                                                                 --------        --------          -------          --------
Net investment income from investment operations............        .0175           .0101            .0284             .0018
Less dividends from net investment income...................       (.0175)         (.0101)          (.0284)           (.0018)
                                                                 --------        --------          -------          --------
Net asset value at end of period............................     $ 1.0000        $ 1.0000          $1.0000          $ 1.0000
                                                                 --------        --------          -------          --------
                                                                 --------        --------          -------          --------
Total Return................................................         3.06%(c)        3.12%(c)         2.84%             3.39%(c)

RATIOS/SUPPLEMENTAL DATA

Net assets end of period (millions).........................     $   11.2          --              $  23.7          $   14.0
Ratio of expenses to average net assets.....................          .25%(c)         .45%(c)          .60%              .60%(c)
Ratio of net investment income to average net assets........         3.13%(c)        3.04%(c)         2.79%             3.33%(c)

------------------

(a) From November 3, 1998 (Commencement of Operations) to May 31, 1999.

(b) From May 13, 1998 (Commencement of Operations) to May 31, 1998.

(c) Annualized.

(d) From August 4, 1998 (Commencement of Operations) to December 31, 1998 (the final redemption of all outstanding shares).

                                 -------------

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                 -------------

                      [This page intentionally left blank]

This Prospectus contains the information about each Fund, which a prospective investor should know before investing.

The Statement of Additional Information ("SAI") contains additional and more detailed information about the Funds, and is considered part of this Prospectus. Our Annual and Semi-Annual Reports list the holdings in each Fund, describe Fund performance, include financial statements for the Funds, and discuss market conditions and strategies that significantly affected the Funds' performance.

These documents may be obtained without charge by writing to the address below or calling The Reserve Funds at 800-637-1700. You can download the documents from the SEC's web site (http://www.sec.gov) or you can obtain copies by visiting the SEC's Public Reference Room in Washington, DC (800-SEC-0330) or by sending your request and duplicating fee to the SEC's Public Reference Section, Washington, DC 20549-6009.

 Investors are advised to read and retain this prospectus for future reference.

[LOGO]

1250 Broadway, New York, NY 10001-3701
(212) 401-5500

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700 . www.reservefunds.com

Distributor -- Resrv Partners, Inc.
RIT/TT-07/99

SEC File Number
Reserve Institutional Trust
811-3141

[LOGO]

TREASURER'S TRUST:
PRIMARY INSTITUTIONAL FUND
U.S. GOVERNMENT INSTITUTIONAL FUND
U.S. TREASURY INSTITUTIONAL FUND
INTERSTATE TAX-EXEMPT INSTITUTIONAL FUND
MONEY MARKET FUNDS

PROSPECTUS
JULY 31, 1999